UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       The Cincinnati Insurance Company
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number:   028-10753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck           Fairfield, Ohio       August 3, 2012
--------------------------------   -----------------------   --------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers              1
                                          -----------

Form 13F Information Table Entry Total        52
                                          -----------

Form 13F Information Table Value Total    2,039,674
                                          -----------
                                          (thousands)

List of Other Included Managers

No.      File No.         Name
01       028-10798        Cincinnati Financial Corporation

                                           Column 2         Column 3       Column 4        Column 5
               Issuer                   Title of Class        Cusip       FMV (000)     Shares/Principal  SH/PRN
3M CO                                 COMMON               88579Y101            46,744          521,700     SH
ABBOTT LABORATORIES                   COMMON               002824100            74,605        1,157,200     SH
AGL RESOURCES INC                     COMMON               001204106            29,655          765,300     SH
ASPEN INSURANCE                       CONVERTIBLE PFD      G05384113             8,720          160,000     SH
AT&T INC                              COMMON               00206R102            35,054          983,000     SH
AUTOMATIC DATA PROCESSING             COMMON               053015103            51,925          932,900     SH
BAXTER INTERNATIONAL INC              COMMON               071813109            47,304          890,000     SH
BLACKROCK INC                         COMMON               09247X101            63,649          374,800     SH
CHEVRON CORP                          COMMON               166764100            80,117          759,400     SH
CHUBB CORP                            COMMON               171232101            34,590          475,000     SH
CISCO SYSTEMS INC                     COMMON               17275R102            21,231        1,236,500     SH
CONOCOPHILLIPS                        COMMON               20825C104            19,558          350,000     SH
DOVER CORP                            COMMON               260003108            18,939          353,280     SH
DUKE ENERGY CORP                      COMMON               26441C105            37,952        1,645,800     SH
EMERSON ELECTRIC CO                   COMMON               291011104            38,279          821,800     SH
EXXON MOBIL CORP                      COMMON               30231G102           120,097        1,403,500     SH
GENERAL MILLS INC                     COMMON               370334104            32,742          849,550     SH
GENUINE PARTS CO                      COMMON               372460105            25,206          418,360     SH
HASBRO INC                            COMMON               418056107            53,556        1,581,227     SH
HONEYWELL INTERNATIONAL INC           COMMON               438516106            13,681          245,000     SH
HUNTINGTON BANCSHARES INC             CONVERTIBLE PFD      446150401            11,178            9,754     SH
INTEL CORP                            COMMON               458140100            56,479        2,119,300     SH
INTL BUSINESS MACHINES CORP           COMMON               459200101            49,873          255,000     SH
JOHNSON & JOHNSON                     COMMON               478160104            70,938        1,050,000     SH
JP MORGAN CHASE                       COMMON               46625H100            69,906        1,956,500     SH
KEYCORP INC.                          CONVERTIBLE PFD      493267405             3,910           35,000     SH
LEGGETT & PLATT INC                   COMMON               524660107            43,502        2,058,800     SH
LIFE POINT HOSPITALS SR SUB NTS       CONVERTIBLE DEB      53219LAG4             5,031        5,000,000     PRN
LINEAR TECHNOLOGY CORP                COMMON               535678106            30,384          969,800     SH
MCDONALD'S CORP                       COMMON               580135101            33,553          379,000     SH
MEDTRONIC INC                         CONVERTIBLE DEB      585055AK2             7,118        7,100,000     PRN
MERIDIAN BIOSCIENCE INC               COMMON               589584101            16,777          820,000     SH
MICROCHIP TECHNOLOGY INC              COMMON               595017104            35,627        1,077,000     SH
MICROSOFT CORP                        COMMON               594918104            37,522        1,226,600     SH
NEW YORK COMMUNITY BANCORP            CONVERTIBLE PFD      64944P307             4,450           95,000     SH
NORFOLK SOUTHERN CORP                 COMMON               655844108             9,337          130,100     SH
NUCOR CORP                            COMMON               670346105            50,984        1,345,212     SH
OMNICARE INC                          CONVERTIBLE DEB      681904AL2             2,027        2,131,000     PRN
PARTNERRE LTD                         COMMON               G6852T105             2,632           34,784     SH
PAYCHEX INC                           COMMON               704326107            21,400          681,300     SH
PEPSICO INC                           COMMON               713448108            87,654        1,240,500     SH
PFIZER INC                            COMMON               717081103            74,422        3,235,725     SH
PITNEY BOWES INC                      COMMON               724479100            12,320          823,000     SH
PRAXAIR INC                           COMMON               74005P104            42,413          390,072     SH
PROCTER & GAMBLE CO/THE               COMMON               742718109            87,098        1,422,004     SH
RPM INTERNATIONAL INC                 COMMON               749685103            42,794        1,573,318     SH
SPECTRA ENERGY CORP                   COMMON               847560109            47,199        1,624,194     SH
UNITED TECHNOLOGIES CORP              COMMON               913017109            57,162          756,806     SH
US BANCORP                            COMMON               902973304            62,599        1,946,500     SH
VERIZON COMMUNICATIONS INC            COMMON               92343V104            38,218          860,000     SH
WAL-MART STORES INC                   COMMON               931142103            32,852          471,200     SH
WISCONSIN ENERGY CORP                 COMMON               976657106            38,711          978,300     SH
                                                                             2,039,674

                                                                               3

                                           Column 6         Column 7       Column 8
               Issuer                   Investment Dis      Oth Mgrs         Sole           Shared         None
3M CO                                 SHARED-OTHER             01              -                521,700      -
ABBOTT LABORATORIES                   SHARED-OTHER             01              -              1,157,200      -
AGL RESOURCES INC                     SHARED-OTHER             01              -                765,300      -
ASPEN INSURANCE                       SHARED-OTHER             01              -                      -      -
AT&T INC                              SHARED-OTHER             01              -                983,000      -
AUTOMATIC DATA PROCESSING             SHARED-OTHER             01              -                932,900      -
BAXTER INTERNATIONAL INC              SHARED-OTHER             01              -                890,000      -
BLACKROCK INC                         SHARED-OTHER             01              -                374,800      -
CHEVRON CORP                          SHARED-OTHER             01              -                759,400      -
CHUBB CORP                            SHARED-OTHER             01              -                475,000      -
CISCO SYSTEMS INC                     SHARED-OTHER             01              -              1,236,500      -
CONOCOPHILLIPS                        SHARED-OTHER             01              -                350,000      -
DOVER CORP                            SHARED-OTHER             01              -                353,280      -
DUKE ENERGY CORP                      SHARED-OTHER             01              -              1,645,800      -
EMERSON ELECTRIC CO                   SHARED-OTHER             01              -                821,800      -
EXXON MOBIL CORP                      SHARED-OTHER             01              -              1,403,500      -
GENERAL MILLS INC                     SHARED-OTHER             01              -                849,550      -
GENUINE PARTS CO                      SHARED-OTHER             01              -                418,360      -
HASBRO INC                            SHARED-OTHER             01              -              1,581,227      -
HONEYWELL INTERNATIONAL INC           SHARED-OTHER             01              -                245,000      -
HUNTINGTON BANCSHARES INC             SHARED-OTHER             01              -                      -      -
INTEL CORP                            SHARED-OTHER             01              -              2,119,300      -
INTL BUSINESS MACHINES CORP           SHARED-OTHER             01              -                255,000      -
JOHNSON & JOHNSON                     SHARED-OTHER             01              -              1,050,000      -
JP MORGAN CHASE                       SHARED-OTHER             01              -              1,956,500      -
KEYCORP INC.                          SHARED-OTHER             01              -                      -      -
LEGGETT & PLATT INC                   SHARED-OTHER             01              -              2,058,800      -
LIFE POINT HOSPITALS SR SUB NTS       SHARED-OTHER             01              -                      -      -
LINEAR TECHNOLOGY CORP                SHARED-OTHER             01              -                969,800      -
MCDONALD'S CORP                       SHARED-OTHER             01              -                379,000      -
MEDTRONIC INC                         SHARED-OTHER             01              -                      -      -
MERIDIAN BIOSCIENCE INC               SHARED-OTHER             01              -                820,000      -
MICROCHIP TECHNOLOGY INC              SHARED-OTHER             01              -              1,077,000      -
MICROSOFT CORP                        SHARED-OTHER             01              -              1,226,600      -
NEW YORK COMMUNITY BANCORP            SHARED-OTHER             01              -                      -      -
NORFOLK SOUTHERN CORP                 SHARED-OTHER             01              -                130,100      -
NUCOR CORP                            SHARED-OTHER             01              -              1,345,212      -
OMNICARE INC                          SHARED-OTHER             01              -                      -      -
PARTNERRE LTD                         SHARED-OTHER             01              -                 34,784      -
PAYCHEX INC                           SHARED-OTHER             01              -                681,300      -
PEPSICO INC                           SHARED-OTHER             01              -              1,240,500      -
PFIZER INC                            SHARED-OTHER             01              -              3,235,725      -
PITNEY BOWES INC                      SHARED-OTHER             01              -                823,000      -
PRAXAIR INC                           SHARED-OTHER             01              -                390,072      -
PROCTER & GAMBLE CO/THE               SHARED-OTHER             01              -              1,422,004      -
RPM INTERNATIONAL INC                 SHARED-OTHER             01              -              1,573,318      -
SPECTRA ENERGY CORP                   SHARED-OTHER             01              -              1,624,194      -
UNITED TECHNOLOGIES CORP              SHARED-OTHER             01              -                756,806      -
US BANCORP                            SHARED-OTHER             01              -              1,946,500      -
VERIZON COMMUNICATIONS INC            SHARED-OTHER             01              -                860,000      -
WAL-MART STORES INC                   SHARED-OTHER             01              -                471,200      -
WISCONSIN ENERGY CORP                 SHARED-OTHER             01              -                978,300      -